Fair Value Measurements (Details) - Schedule of Assets and Liabilities Subject to Fair Value Measurements	Dec. 31, 2023 USD ($)
Liabilities
Warrant liabilities	$ 10,790,000
Money Market [Member]
Assets
Cash and cash equivalents – Money market	10,301,371
Public Warrants [Member]
Liabilities
Warrant liabilities	4,715,000
Private Placement Warrants [Member]
Liabilities
Warrant liabilities	5,415,000	[1]
Earn-Out Liabilities [Member]
Liabilities
Warrant liabilities	660,000	[2]
Level 1 [Member]
Liabilities
Warrant liabilities	4,715,000
Level 1 [Member] | Money Market [Member]
Assets
Cash and cash equivalents – Money market	10,301,371
Level 1 [Member] | Public Warrants [Member]
Liabilities
Warrant liabilities	4,715,000
Level 1 [Member] | Private Placement Warrants [Member]
Liabilities
Warrant liabilities		[1]
Level 1 [Member] | Earn-Out Liabilities [Member]
Liabilities
Warrant liabilities		[2]
Level 2 [Member]
Liabilities
Warrant liabilities
Level 2 [Member] | Money Market [Member]
Assets
Cash and cash equivalents – Money market
Level 2 [Member] | Public Warrants [Member]
Liabilities
Warrant liabilities
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities
Warrant liabilities		[1]
Level 2 [Member] | Earn-Out Liabilities [Member]
Liabilities
Warrant liabilities		[2]
Level 3 [Member]
Liabilities
Warrant liabilities	6,075,000
Level 3 [Member] | Money Market [Member]
Assets
Cash and cash equivalents – Money market
Level 3 [Member] | Public Warrants [Member]
Liabilities
Warrant liabilities
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities
Warrant liabilities	5,415,000	[1]
Level 3 [Member] | Earn-Out Liabilities [Member]
Liabilities
Warrant liabilities	$ 660,000	[2]

[1]	Private Placement Warrants were estimated using a Black-Scholes option pricing model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates.
[2]	The fair value of the earnout liabilities was estimated using Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates.